Cash and Interest Bearing Deposits with Banks - Disclosure of Cash and Interest Bearing Deposits with Banks (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Cash and interest bearing deposits with banks [abstract]
Cash and deposits with banks	[1]	$ 62,823	$ 75,528
Cheques and other items in transit, net		2,275	2,406
Total cash and cash equivalents		$ 65,098	$ 77,934	$ 87,466

[1]	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.